CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues		$ 234,866	$ 271,566	$ 245,331
Cost of Revenues		155,210	173,637	142,398
Gross Profit		79,656	97,929	102,933
R&D expenses:
Research and development expenses		27,900	29,241	31,701
Selling and marketing		32,214	34,988	35,370
General and administrative		23,071	23,618	24,738
Restructuring costs		564	315	398
Impairment of goodwill and intangible assets			31,879	17,846
Operating income (loss)		(4,093)	(22,112)	(7,120)
Financial expenses, net		(6,239)	(3,432)	(3,235)
Other income			2,729	8,074
Loss before taxes		(10,332)	(22,815)	(2,281)
Tax benefit		(755)	(1,893)	(430)
From continuing operations		(9,577)	(20,922)	(1,851)
Net loss from discontinued operations	(8,320)	(8,320)	(2,270)	(3,999)
Net loss		(17,897)	(23,192)	(5,850)
Depreciation and amortization expenses		17,559	18,672	19,524
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues		141,576	158,882	117,185
Cost of Revenues		94,966	97,310	61,363
Gross Profit		46,610	61,572	55,822
R&D expenses:
Expenses incurred		18,403	19,561	19,210
Less - grants		1,203	2,261	2,775
Research and development expenses		17,200	17,300	16,435
Selling and marketing		22,759	24,184	22,262
General and administrative		9,973	11,221	11,705
Restructuring costs		406	219	78
Impairment of goodwill and intangible assets
Operating income (loss)		(3,728)	8,648	5,342
Depreciation and amortization expenses		4,996	4,960	4,755
Defense [Member]
Segment Reporting Information [Line Items]
Revenues		48,211	55,371	79,252
Cost of Revenues		33,773	40,998	51,401
Gross Profit		14,438	14,373	27,851
R&D expenses:
Expenses incurred		11,088	12,735	15,866
Less - grants		388	794	600
Research and development expenses		10,700	11,941	15,266
Selling and marketing		8,139	9,128	10,973
General and administrative		7,744	4,940	6,348
Restructuring costs		158	96	320
Impairment of goodwill and intangible assets			31,879	17,846
Operating income (loss)		(12,303)	(43,611)	(22,902)
Depreciation and amortization expenses		8,469	9,723	10,115
Services [Member]
Segment Reporting Information [Line Items]
Revenues		45,079	57,313	48,894
Cost of Revenues		26,471	35,329	29,634
Gross Profit		18,608	21,984	19,260
R&D expenses:
Expenses incurred
Less - grants
Research and development expenses
Selling and marketing		1,316	1,676	2,135
General and administrative		5,354	7,457	6,685
Restructuring costs
Impairment of goodwill and intangible assets
Operating income (loss)		11,938	12,851	10,440
Depreciation and amortization expenses		$ 4,094	$ 3,989	$ 4,654